Significant accounting policies	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Disclosure of material accounting policy information [text block]	Material accounting policies
The accounting policies described below were applied in all years presented in the consolidated financial statements.
a.Basis for consolidation
Companies that Inter & Co controls are classified as subsidiaries. The Company controls an entity when it is exposed to or has the right to variable returns arising from its involvement with the entity and has the ability to use this power to affect the value of such returns.
The subsidiaries are consolidated in full as from the date the Company gains control of their activities until the date on which control ceases to exist. With regard to the significant restrictions on the Group’s ability to access or use the assets and settle the Group's liabilities, only the regulatory restrictions, linked to the compulsory reserves maintained in compliance with the requirement of the Central Bank of Brazil, which restrict the ability of subsidiaries of Inter to transfer cash to other entities within the economic group. There are no other legal or contractual restrictions and no guarantees or other requirements that may restrict that dividends and other capital distributions are paid or that loans and advances are made or paid to (or by) other entities within the economic group.
The following table shows the subsidiaries in each year:

					Share in the capital (%)
Entity	Branch of Activity	Common shares and/or quotas	Functional currency	Country	12/31/2023	12/31/2022	12/31/2021
Direct subsidiaries
Inter&Co Securities, LLC	Holding Company	—	US$	USA	100.0%	—	—
Inter&Co Participações Ltda.	Holding Company	288,517,995	BRL	Brazil	100.0%	—	—
INTRGLOBALEU Serviços Administrativos, LDA	Holding Company	1	EUR	Portugal	100.0%	—	—
Inter US Holding, Inc	Holding Company	100	US$	USA	100.0%	—	—
Inter Holding Financeira S.A.	Holding	401,207,704	BRL	Brazil	100.0%	—	—

					Share in the capital (%)
Entity	Branch of Activity	Common shares and/or quotas	Functional currency	Country	12/31/2023	12/31/2022	12/31/2021
Indirect subsidiaries
Banco Inter S.A.	Multiple Bank	1,297,308,713	BRL	Brazil	100.0%	100.0%	31.4%
Inter Distribuidora de Títulos e Valores Mobiliários Ltda. (a)	Securities	195,000,000	BRL	Brazil	100.0%	98.3%	30.9%
Inter Digital Corretora e Consultoria de Seguros Ltda.	Insurance broker	59,750	BRL	Brazil	60.0%	60.0%	18.8%
Inter Marketplace Ltda.	Marketplace	1,984,271,386	BRL	Brazil	100.0%	100.0%	31.4%
Inter Asset Holding S.A. (b)	Asset management	750,814,000	BRL	Brazil	—%	70.0%	22.0%
Inter Titulos Fundo de Investimento	Investment Fund	499,388,000	BRL	Brazil	98.3%	98.3%	30.7%
BMA Inter Fundo De Investimento Em Direitos Creditórios Multissetorial	Investment Fund	194,333,000	BRL	Brazil	86.5%	90.7%	28.3%
TBI Fundo De Investimento Renda Fixa Credito Privado	Investment Fund	230,278,086	BRL	Brazil	100.0%	100.0%	31.4%
TBI Fundo De Investimento Crédito Privado Investimento Exterior	Investment Fund	15,000,000	BRL	Brazil	100.0%	100.0%	31.4
IG Fundo de Investimento Renda Fixa Crédito Privado (c)	Investment Fund	144,796,772	BRL	Brazil	100.0%	—%	—
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial (c)	Investment Fund	17,738	BRL	Brazil	99.1%	—%	—
IM Designs Desenvolvimento de Software Ltda.	Provision of services	50,000,000	BRL	Brazil	50.0%	50.0%	15.7
Acerto Cobrança e Informações Cadastrais S.A.	Provision of services	60,000,000,000	BRL	Brazil	60.0%	60.0%	18.9
Inter & Co Payments, Inc	Provision of services	1,000	US$	USA	100.0%	100.0	—
Inter Asset Gestão de Recursos Ltda (b)	Asset management	750,814	BRL	Brazil	70.9%	70.0%	22.0
Inter Café Ltda.	Provision of services	3,010,000	BRL	Brazil	100.0%	100.0%	31.4
Inter Boutiques Ltda.	Provision of services	2,510,008	BRL	Brazil	100.0%	100.0%	31.4
Inter Food Ltda.	Provision of services	7,000,000	BRL	Brazil	70.0%	70.0%	22.0%
Inter Viagens e Entretenimento Ltda.	Provision of services	94,515,000	BRL	Brazil	100.0%	100.0	—
Inter Conectividade Ltda. (d)	Provision of services	33,533,805	BRL	Brazil	100.0%	—	—
Inter US Management, LLC	Provision of services	100,000	US$	USA	100.0%	—	—
Inter US Finance, LLC	Provision of services	100,000	US$	USA	100.0%	—	—

(a)    On February 15, 2023, Banco Inter S.A. acquired remaining shares of its subsidiary "Inter Distribuidora de Títulos e Valores Mobiliários Ltda", acquiring the remaining 416,667 shares at nominal value of R$1.00 each, fully subscribed and paid up.
(b)    On October 25, 2023, a spin-off of Inter Asset Holding S.A. was implemented, and its remaining assets, corresponding to the equity interest owned by Banco Inter S.A., were merged into Banco Inter S.A. As a result of such transaction, Banco Inter S.A. became a direct shareholder of Inter Asset Gestão de Recursos Ltda., owning 70.87% of its equity interest, while Inter Asset Holding S.A. was subsequently terminated.
(c)    In 2023, Inter&Co made an investment, acquiring a significant number of fund shares. As a result, the financial data related to these funds are now part of the consolidation basis of the company's financial statements.
(d)    On April 1, 2023, the reorganization of entities under common control resulted in the spin off of the investment held by Inter Marketplace LTDA into the newly formed entity, Inter Conectividade Ltda.
Non-controlling interest
The Group recognizes the portion related to non-controlling interests in shareholders’ equity in the consolidated balance sheet. In transactions involving purchase of interests with non-controlling shareholders, the difference between the amount paid and the interest acquired is recorded in shareholders’ equity. Gains or losses on sales to non-controlling shareholders are also recorded in shareholders’ equity. The company owns 50% or more of the voting capital of all indirect subsidiaries.
Balances and transactions eliminated on consolidation
Intra-group balances and transactions, including any unrealized gains or losses arising from intra-group transactions, are eliminated in the consolidation process. Unrealized losses are eliminated only to the extent that there is no evidence of impairment.
b.Business combination
Business combinations are recorded using the acquisition method when the set of acquired activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a set of activities and assets is a business, Inter assesses whether the acquired set of assets and activities includes at least one input and one substantive process that together contribute significantly to the ability to generate outputs.
Inter has the option to apply a "concentration test" that allows for a simplified assessment of whether a set of acquired activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
The consideration transferred is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill arising on the transaction is tested annually for impairment. Gains on a bargain purchase are recognized immediately in the income statement. Transaction costs are recorded in the income statement as incurred, except for costs related to the issue of debt or equity instruments.
The consideration transferred does not include amounts relating to the payment of pre-existing relationships. These amounts are generally recognized in the income statement.
Any contingent consideration payable is measured at its acquisition-date fair value. If the contingent consideration is classified as an equity instrument, then it is not remeasured and settlement is recorded within equity. The remaining contingent consideration is remeasured at fair value at each reporting date and subsequent changes in fair value are recorded in the income statement.
Inter US Finance, LLC and Inter US Management, LLC
On January 24, 2023, through the holding company "Inter US Holding, Inc.,", 100% of the share capital of Inter US Finance, LLC and Inter US Management, LLC were acquired.
Inter US Finance, LLC and Inter US Management, LLC are companies with operations in Florida, Georgia, and Colorado, providing real estate-focused credit. The company holds licenses in all three operating states and obtains funding from investors. The business specializes in originating and distributing mortgages, enabling the development of other loan portfolios in the US. With this acquisition, Inter & Co customers are expected to have access to a wider range of financial services.
i.Consideration transferred

The following table summarizes the amounts of consideration transferred:

In thousands of Brazilian reais	Inter US Finance, LLC	Inter US Management, LLC
Cash	1,970	388
Share of Inter & Co	—	939
Total consideration transferred	1,970	1,327
Identifiable assets acquired, liabilities assumed and goodwill
The fair value of identifiable assets and liabilities of Inter US Finance, LLC and Inter US Management, LLC. at the acquisition date are as follows:

In thousands of Brazilian reais	Inter US Finance, LLC	Inter US Management, LLC
Assets	880	236
Cash and cash equivalents	860	3
Other assets	20	233
Liabilities	(806)	(26)
Borrowing and onlending	(806)	—
Other liabilities	—	(26)
Total net identifiable assets at fair value	74	210
Total consideration transferred	1,970	1,327
Goodwill on acquisition (a)	1,896	1,117

(a)    Inter carried out the study on the purchase price allocation ("PPA") of the identifiable assets acquired, liabilities assumed and goodwill. The goodwill resulting from the acquisition of Inter US Finance, LLC and Inter US Management, LLC, are R$1,896 and R$1,117, respectively. These amounts represent the future economic benefits arising from the synergies generated by our expansion in US operations and by offering a broader range of financial services to our customers.
ii.Fair value measurement
The techniques used to measure the fair value of the significant assets acquired were as follows:
a.    Customer portfolio: We estimated the asset through the fixed income approach, using the Multi-Period Excess Earnings Method (MPEEM). We identified the assets that contribute to the valuation and determined the appropriate economic remuneration rates for these assets. After the valuation, it was found that there is no value assigned to the customer portfolio, which means that this is not an intangible asset susceptible to market adjustments.
iii.Acquisition costs
Inter incurred acquisition-related costs of R$362 on attorney’s fees and due diligence costs. These costs were recorded as “Administrative expenses” in the income statement.
iv.Contribution to the Group's results
In the year ended December 31, 2023, Inter US Finance, LLC and Inter US Management, LLC, contributed net revenue of R$8,122 and a loss of R$4,796 to the Group’s results. If the acquisitions had occurred on January 1, 2023, there would be no significant impact in the Group’s total net revenue and loss for the period since the acquisitions were completed near the beginning of the reporting period.
c.Foreign currency

Transactions in foreign currency
Transactions in foreign currency are translated into the respective functional currencies of the Group’s entities by the spot exchange rates on the dates of the transactions.
Monetary assets and liabilities denominated in foreign currencies at reporting dates are translated into the functional currency at the spot exchange rate at that date. Non-monetary assets and liabilities measured at fair value in foreign currency are translated into the functional currency at the spot exchange rate at the date on which the fair value is determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated using the spot exchange rate at the date of the transaction. Foreign currency differences arising on translation are generally recognized in profit or loss.
Exchange variation adjustment
Assets and liabilities from foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into the Brazilian Real at the exchange rates prevailing at the reporting date. Revenues and expenses from operations abroad are converted into the Real using the average exchange rates for the period.
The foreign currency differences generated in the translation into the presentation currency are recognized in other comprehensive income. If the subsidiary is not a wholly owned subsidiary, the corresponding portion of the translation difference is attributed to the non-controlling shareholders.
When a foreign entity is wholly or partially disposed of such that control, significant influence or joint control is lost, the cumulative amount of exchange rate changes related to such foreign entity is reclassified to profit or loss as a component. If the Group disposes of part of its interest in a subsidiary but retains control, the relevant proportion of the cumulative amount is attributed to the interest of non-controlling shareholders.
d.Cash and cash equivalents
The balance of cash and cash equivalents consists of cash held and bank deposits on demand (in Brazil and abroad) and other short-term highly liquid investments with original maturity dates not exceeding 3 months that are subject to insignificant risk of changes in their fair value. These instruments are used by the Group to manage its short-term commitments.
e.Financial assets and liabilities
Financial assets and liabilities are initially booked at fair value, and subsequently, measured at amortized cost or fair value.
i.Classification and Measurement of Financial Assets
Financial Instruments are classified as financial assets into the following measurement categories:
•Amortized cost;
•Fair value through other comprehensive income (FVOCI); or
•Fair value through profit or loss (FVTPL).
The classification and subsequent measurement of financial assets depend on:
•The business model in which they are managed;
•The characteristics of their cash flows (Solely Payment of Principal and Interest Test - SPPI Test).
Business model: represents the way in which the financial assets are managed to generate cash flows and does not depend on management’s intentions regarding an individual instrument.
Financial assets may be managed for the purpose of:
i)    collecting contractual cash flows;
ii)    collecting contractual cash flows and selling assets; or
iii)    others.
To evaluate business models, the Group considers the risks affecting the performance of the business model; and how the performance of the business model is assessed and reported to management.
When the financial asset is held in business models “i” and “ii” above, the SPPI Test needs to be applied.
SPPI Test: assessment of cash flows generated by the financial instrument in order to verify whether they refer only to payments of principal and interest, which includes only consideration for the time value of money, credit risk and other basic lending risks.
If the contractual terms introduce exposure to risks or volatility in cash flows, such as exposure to changes in the prices of equity instruments, the financial asset is classified as at fair value through profit or loss. Hybrid contracts shall be assessed as a single unit, including all embedded features.
Classification
Based on these factors, Inter applies the following criteria for each classification category:
Amortized Cost
•Assets managed to obtain cash flows consisting only of payments of principal and interest (SPPI Test);
•Initially recognized at fair value plus transaction costs;
•Subsequently measured at amortized cost, using the effective interest rate;
•Interest, including the amortization of premiums and discounts, is recognized in the Income Statement under the line item Interest income calculated using the effective interest method.
Financial Assets at Fair Value Through Other Comprehensive Income
•Assets managed both to obtain cash flows consisting only of payments of principal and interest (SPPI Test) and from sale;
•Initially recognized at fair value plus transaction costs and subsequently measured at fair value;
•Interest income is recognized in the Income Statement using the effective interest rate under the line item Interest income calculated using the effective interest method;
•Expected credit losses are recognized in the income statement;
•Unrealized gains and losses (except expected credit losses, currency rate differences, dividends and interest income) are recognized, net of applicable taxes, as other comprehensive income under the line item financial assets at FVOCI - net change in fair value.
Financial Assets at Fair Value Through Profit or Loss
•Assets that do not meet the classification criteria of the previous categories; or assets designated at initial recognition as at fair value through profit or loss to reduce "accounting mismatches";
•Initially recognized and subsequently measured at fair value;
•Transaction costs are recorded directly in the income statement;
•Gains and losses arising from changes in fair value are recognized in the income statement in the line item net gains/(losses) from derivatives or income from securities.
Regular purchases and sales of financial assets are recognized and derecognized, respectively, on the trading date.
Financial assets are derecognized when the rights to receive cash flows expire or when the Group transfers substantially all the risks and rewards. When the Group neither transfers nor retains substantially all the risks and rewards, the Group assesses if it has maintained control. If the Group has not retained control, then it derecognizes the asset. If the Group has retained control then it continues to recognize the asset to the extent of its continuing involvement.
Financial assets and liabilities are offset and the net amount is reported in the balance sheet only when there is a legal right to offset the amounts recognized and there is the intention to settle them on a net basis or to realize the asset and settle the liability simultaneously.
Equity Instruments
An equity instrument is any contract proving a residual interest in the assets of an entity, after deducting all its liabilities, such as Shares and Quotas.
The Group measures all its equity instruments held at fair value through profit or loss. Gains and losses on equity instruments measured at fair value through profit or loss are recorded in the Income Statement.
Effective Interest Rate
The effective interest rate is established on initial recognition of financial assets and liabilities and is the rate that discounts estimated future receipts or payments over the expected life of the financial asset or liability to the value at initial recognition.
For the calculation of the effective interest rate, the Group estimates the cash flows considering all the contractual terms of the financial instrument, but does not consider future credit losses. The calculation includes all commissions paid or received between the parties to the agreement, transaction costs and all other premiums or discounts.
Interest income is calculated by applying the effective interest rate to the gross carrying amount of the financial asset.
Fair value
Fair value is the price that would be received for the sale of an asset or that would be paid by the transfer of a liability in an orderly transaction between market participants at the measurement date.
Details on the fair value of financial instruments as well as on the fair value hierarchy are presented in note nº 7.
Expected Credit Loss
The Group assesses, on a prospective basis, the expected credit loss associated with financial assets measured at amortized cost or at fair value through other comprehensive income. The recognition of the provision for expected credit loss is made on each reporting date and an expense is recognized in the income statement.
In the case of financial assets measured at fair value through other comprehensive income, the Group recognizes the expense for provision for credit losses in the income statement and adjusts the fair value gains or losses recognized in other comprehensive income.
Measurement of Expected Credit Loss
•Financial assets: the loss is measured at the present value of the difference between the contractual cash flows and the cash flows that the Group expects to receive discounted at the effective rate charged;
•Loan commitments: the loss is measured at the present value of the difference between the contractual cash flows that would be payable if the commitment was honored and the cash flows that the Group expects to receive;
•Financial guarantees: the loss is measured by the difference between the expected payments to the counterparty and the amounts that the Group expects to recover.
At every reporting period, the Group evaluates the expected loss of its credit portfolio.
At each reporting date, the Group estimates the expected loss of its credit portfolio. Expected loss is calculated using the following inputs: probability of default (PD), loss given default (LGD) and exposure to default (EAD):
•Probability of default (PD): The PD parameter indicates the probability of a customer defaulting within a given period of time calculated by internal assessment models. The PD is calculated taking into account the risk equivalent to a 12-month horizon, the risk associated with the total remaining term of the operation, or a 100% probability of default;
•Loss given default (LGD): The LGD expresses the percentage of loss in case of default, considering recovery efforts. The calculation is carried out taking into account the characteristics of the financial asset, as well as its guarantees and/or other relevant credit related characteristics;
•Exposure to default (EAD): EAD is the expected value of the Group's exposure to customers at default which is used in estimating the expected loss. In the case of commitments or financial guarantees provided, the EAD incorporates the expected drawdown of these commitments or guarantees at the date of default.
To calculate the expected credit loss, the loan portfolio is divided into products with similar characteristics, as follows: real estate loans; credit cards; personal loans and business loans.
Subsequently, customers are classified into rating levels according to the PD associated with each one. For the PD estimation, customer behavior is considered, considering information from credit bureaus and internal historical data.
For the LGD estimate, an exercise period - asset recovery - of up to 60 months is considered, considering the nature of the operations. However, to calculate the recovered value, the loss of value over time is considered to measure the economic impacts on that asset.
The Group uses the three-stage approach in measuring expected credit loss, given that financial assets are transferred from one stage to another based on changes in credit risk. The stages are as follows:
•Stage 1: the risk of loss in this stage does not present significant variations, the provision reflects expected losses resulting from potential defaults over the following 12 months;
•Stage 2: This stage is applied in the case of financial assets originated or acquired without credit recovery problems, which present a significant increase in risk since their initial recognition, without yet being credit-impaired. Inter assesses the risk of its financial assets based on absolute criteria (31 to 90 days of delay) and relative criteria that compare the current behavior score with the initial recognition score, taking into account variables such as default in other products and data market; and
•Stage 3: At this stage, the financial instrument is considered to be credit-impaired and has observable recovery problems due to one or more events that caused a loss. The Group identifies financial assets as credit-impaired based on assets overdue for more than 90 days or on indications that the debt will not be paid in full without activating financial guarantee. The provision for losses reflects expected losses due to credit risk over the residual life of the financial instrument.
In the event that the credit risk increases or decreases, the financial instrument may be transferred to stages 2 and 3 (high risk), or return to stage 1(low risk) in the event it no longer presents credit impairment problems or it has been bought/originated with signs of impairment.
Finally, in order to incorporate the macroeconomic perspectives that might affect the financial conditions of the portfolio, a correction factor based on a macroeconomic model is used; it considers the main market indicators: Interbank deposit rate (DI), broad national consumer price index (IPCA), gross domestic product (PIB) and minimum wage.
The probability of default of each product group is calibrated using a multiplier, which contemplates the forecasts for the variables mentioned above, with variations that represent a base scenario and a market stress scenario. The forecasts of the macroeconomic variables used are obtained by means of a study by the Research department of Inter, in addition to the evaluation of external forecasts.
To determine the provision for expected losses, the PD calibrated by the macroeconomic model is multiplied by the LGD and EAD of each operation, which results in the final expected credit loss of each asset.
The areas of credit risk and data intelligence are responsible for defining the methodologies and modeling used to measure the expected loss in credit operations and to assess the evolution of the provision amounts, on a recurrent basis.
Such areas monitor the trends noticed in the provision for expected credit loss by segment, in addition to establishing an initial understanding of the variables that may trigger changes in provision, PD or LGD.
Write-off of Financial Assets
When there is no reasonable expectation of recovery of a financial asset (generally when the customers is more than 360 past due or when the Group has been notified of the customer's death), the total write-off is made simultaneously with the reversal of the related provision for expected loss, with no net impact on profit or loss. Subsequent recoveries of these amounts are recorded as gains in the Income Statement, under Result of losses due to reduction in the recoverable value of financial assets.
ii. Classification and Measurement of Financial Liabilities
Financial liabilities are initially recognized at fair value and subsequently measured at amortized cost, except for:
Financial Liabilities at Fair Value Through Profit or Loss: classification applied to derivatives and other financial liabilities designated at fair value through profit or loss to reduce "accounting mismatches". The Group designates financial liabilities, irrevocably, at fair value through profit or loss on initial recognition (fair value option), when the option reduces or significantly eliminates measurement or recognition inconsistencies.
Derecognition and Modification of Financial Liabilities
The Group derecognizes a financial liability from the balance sheet when it is extinguished, i.e., when the obligation specified in the agreement is discharged, canceled or expired. An exchange of debt instrument or substantial modification of the terms of a financial liability results in the derecognition of the original financial liability and the recognition of a new one.
iii. Derivatives
All derivatives are recorded as financial assets when the fair value is positive, and as financial liabilities when the fair value is negative.
The Group has opted to continue to apply the accounting hedge requirements set forth in IAS 39 as at December 31, 2023, however, it may adopt the IFRS 9 requirements in future periods. Pursuant to this rule, derivatives may be designated and qualified as hedge instruments for accounting purposes and, depending on the nature of the hedged item, the method for recognizing fair value gains or losses will be different. All the following conditions shall be met to qualify as an accounting hedge:
•At the beginning of hedge, there is a formal designation and documentation of the hedge relationship and the objective and strategy of the entity's risk management;
•It is expected that hedge will be highly effective in achieving offsetting changes in the fair value or in the cash flows attributable to the hedged risk, consistent with the risk management strategy originally documented for this hedge relationship;
•For a cash flow hedge, an expected transaction that is subject to the hedge shall be highly likely and generate changes in cash flows that could ultimately affect profit or loss;
•The hedge effectiveness can be reliably measured, i.e., the fair value or the cash flows of the hedged item attributable to the hedged risk and the fair value of the hedging instrument can be reliably measured; and
•The hedge effectiveness is measured on an ongoing basis and determined to be highly effective during all periods for which it was designated.
There are three possible types of hedges under the standards: fair value hedge, cash flow hedge and hedge of net investment in a foreign subsidiary. The Group uses only fair value hedge with derivatives as the hedging instruments.
For derivatives designated and qualified as part of a fair value hedge, the following practices are applied:
•The gain or loss resulting from the re-measurement of the hedging instrument at fair value is recognized in profit or loss; and
•The gain or loss resulting from the fair value measurement of the hedged item attributable to the designated risk is recognized in profit or loss. When the derivative expires or has been sold and the hedge or the accounting hedge criteria cease to be met, or the Group revokes the designation, the Group discontinues prospectively the hedge accounting. Any adjustment to the carrying amount of the hedged item is amortized in profit or loss.
In compliance with its risk management policies, as described in note 7, the Group uses derivative financial instruments, mainly swap registered with B3 (S.A. – Brasil, Bolsa, Balcão), in market risk hedges of certain loans and advances to customers. The derivative financial instruments are presented in note 11.
iv. Loan Commitments and Financial Guarantees
Loan commitments and financial guarantees are initially recognized at fair value. Subsequently this fair value is amortized over the life of the contract. If the Group concludes that the expected credit loss in respect of the contract is higher than the initial fair value less accumulated amortization, the contract is measured at the expected credit loss amount.
f.Non-current assets held for sale
Non-current assets held for sale include properties recovered from loans and advances to customers, if their carrying amount is expected to be recovered principally through sale rather than use. This condition is met only when the sale is highly probable, and the non-current asset is available for immediate sale in its current condition. Management must be committed to the sale, which, on recognition, is expected to be considered completed within one year of the classification date. The reclassification of assets to this balance sheet line item, when this condition is met, is carried out at the lower of its carrying amount or the fair value less costs to sell of the asset. The fair value less costs to sell of the properties is determined using the sales history of the previous year's inventory segregated according to the occupancy status (occupied or unoccupied) of the property. Subsequently, impairment is recognized if the fair value less costs to sell is lower than the book value.
g.Property and equipment
Recognition and measurement
Property and equipment items are measured at historical cost, excluding maintenance expenses, less accumulated depreciation and any accumulated impairment losses.
The cost includes expenses directly attributable to the acquisition of the asset. The cost of assets generated internally includes the cost of materials and direct labor as well as any other directly attributable costs required to make it ready for its intended use. Purchased software that is integral to the functionality of the related equipment is recorded as part of that equipment. The useful lives and residual values of the assets are reevaluated and adjusted, if necessary, at each balance sheet date or when applicable.
Gains and losses on the sale of property and equipment (calculated as the difference between the proceeds from the sale and the carrying value of property and equipment) are recorded in the Income Statement.
Subsequent expenditure
The cost of repairing or maintaining an item of property and equipment is recognized as part of the cost of the asset, when it is likely that the future economic benefits of the item will flow to the Group over more than one year and its cost can be measured reliably. Other costs of repairs and maintenance are recognized in profit or loss as they are incurred.
Depreciation
Depreciation of property and equipment is recognized using the straight-line method over their estimated useful lives to reduce their carrying amount to their estimated residual values. Land is not depreciated.
The estimated useful lives of items of property and equipment are as follows:

Description	Estimated useful lives

Buildings, furniture and equipment	10 years
Data processing system	5 years
The depreciation methods, the useful lives and the residual values are reviewed at each reporting date and adjusted if appropriate.
h.Intangible assets
Goodwill
Goodwill results from the acquisition of subsidiaries and represents the excess of the sum of: (i) transferred consideration; (ii) the value of the non-controlling interest in the acquired company; and (iii), in a business combination achieved in stages, the fair value of the Group’s previously held equity interest in the company, over the fair value of the identifiable net assets acquired.
I.    Analysis of impairment loss Inter&Co Payments, Inc
The impairment test of Inter&Co Payments, Inc was carried out for the base date of September 30, 2023 and no impairment to the recoverable value of the goodwill was recorded in this financial statements, given that the recoverable value of this CGU (Cash Generating Unit) was higher than its book value.
The recoverable values were calculated based on their value in use, discounting the future cash flows that are expected to be generated by the continuous use of their assets until their final disposal.
Main areas of judgment
The values assigned to key assumptions represent management's assessment of future trends in the relevant industry and were based on historical data from external and internal sources.
The discount rate used was determined based on five-year cash flow projections and a long-term growth rate was used to extrapolate cash flows beyond these periods.
Revenue growth was projected taking into account the revised US customer curve, in line with Inter's strategy for international business over the next 5 years. The budgeted profit before taxes, depreciation and amortization was based on expectations of future results taking into account past experience, adjusted for expected revenue growth. Assumptions for future revenue growth include the projected growth rate and long-term inflation expectations. The key assumptions described above may change as economic and market conditions change.
The estimated recoverable amount exceeded its carrying amount on September 30, 2023. The carrying amounts and the main assumptions used in determining recoverable amounts are:

Investment	Carrying amount (a)	Goodwill on 12/31/2023	Discount rate (%)	Growth rate (%)
Inter&Co Payments, Inc	R$901,810	R$554,759	55.0	3.0

(a)    The carrying value in dollars according to the report as of September 30, 2023 was $180,362.
II.    Analysis of impairment loss Granito Soluções em Pagamentos S.A.
The impairment test of Granito Soluções em Pagamentos S.A was carried out for the base date as of August 31, 2023 and no impairment to the recoverable value of the goodwill was recorded in these financial statements, given that the recoverable value of this CGU (Cash Generating Unit) was higher than its book value.
Recoverable amounts were calculated based on their value in use, discounting the future cash flows expected to be generated by the continued use of its assets until their final disposal.
Main areas of judgment
The values assigned to key assumptions represent management's assessment of future trends in the relevant industry and were based on historical data from external and internal sources.
The discount rate used was determined based on five-year cash flow projections and a long-term growth rate was used to extrapolate cash flows beyond these periods.
The revenue growth projection was based on the business plan and future prospects for market expansion for payment methods. The budgeted profit before taxes, depreciation and amortization was based on expectations of future results taking into account past experience, adjusted for expected revenue growth. The key assumptions described above may change as economic and market conditions change.
The estimated recoverable amount exceeded its carrying amount on August 31, 2023. The carrying amounts and the main assumptions used in determining recoverable amounts are:

Investment	Carrying amount	Goodwill on 12/31/2023	Discount rate (%)	Growth rate (%)
Granito Soluções em Pagamentos S.A.	R$1,438,398	R$60,589	17.8	3.0
Customer relationships
Customer relationships are recognized at fair value on the acquisition date. Subsequently they are measured at cost less accumulated amortization. The amortization is calculated using the linear method over the expected life of the relationship with the customer.
Software
Purchased software and licenses are capitalized based on the costs incurred to acquire them and make them ready for use. These costs are amortized over their useful lives.
Software maintenance costs are recognized as an expense as incurred. Development costs, which are directly attributable to the design and testing of identifiable and unique software products controlled by the Group, are recognized as intangible assets.
Directly attributable costs, which are capitalized as part of the software, include the cost of employees allocated to software development and an allocation of applicable overhead expenses. Costs also include borrowing costs incurred during the software development period.
Software development costs recognized as assets are amortized over their estimated useful life.
Development cost
The cost of intangible assets generated internally includes all directly attributable expenses, necessary for creation, production and preparation of the asset to be able to function as intended by management. Development costs, which are directly attributable to a software development project controlled by the Group, are recognized as intangible assets. Directly attributable costs include the cost for employees allocated to the development of the software and an allocation of the applicable indirect expenses. The costs also include the financing costs incurred during the year of development of the software.
The development costs recognized as assets are amortized over their estimated useful life. The costs associated with software maintenance are recognized as expenses, as incurred.
Amortization
The estimated useful lives of intangible asset items are as follows:

Description	Estimated useful lives
Customer relationships	5 years
Internally developed software	3 to 10 years
Software and licenses	6 to 10 years
The amortization methods and the useful lives are reviewed at each reporting date and adjusted if appropriate.
i.Impairment of non-financial assets
On each reporting date, the Group reviews the carrying amounts of its non-financial assets (other than deferred tax assets) to determine if there is any indication of impairment. In case there is such indication, then the recoverable value of the asset is estimated. The impairment test is performed at least annually or when there are events or circumstances that indicate that the carrying value exceeds its recoverable value.
For the purposes of assessing impairment, assets are grouped at the lowest level for which there are separately identifiable cash flows (i.e., cash-generating units - CGUs).
The recoverable amount of an asset or CGU is the higher of its value in use and its fair value less selling cost. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
Impairment losses recognized in prior years are assessed at each reporting date to detect indications that the loss has decreased or no longer exists. An impairment loss is reversed only to the extent that the carrying amount of the asset does not exceed the carrying amount that would have been determined, net of depreciation and amortization, if no impairment had been recognized.
j.Provisions
A provision is recognized if, as a result of a past event, the Group has a present, legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.
Provisions are determined based on expected future cash flows discounted at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.
In establishing provisions, Management considers the opinion of its legal advisors, the nature of the lawsuits, the similarity with previous proceedings, the complexity and the position of the courts and the assessment of the probability of loss.
Contingent liabilities are:
•a possible obligation arising from past events and whose existence may only be confirmed by the occurrence of one or more uncertain future events not fully within the Group’s control; or
•a present obligation stemming from past events that is not recognized because:
•it is not probable that an outflow of resources encompassing economic benefits shall be required in order to settle the obligation; or
•the amount of the obligation cannot be measured with sufficient certainty.
The provisions are measured at the best estimate of the disbursement required to settle the present obligation at the balance sheet date, considering:
•The risks and uncertainties involved;
•Where relevant, the financial effect produced by the discounted present value of future cash flows required to settle the obligation;
•Future events that may change the amount required to settle the obligation.
Contingent assets are recognized only when there is a secured guarantee or favorable court rulings over which there are no more appeals, characterizing the gain as practically certain. Contingent assets, whose expectation of success is probable, are disclosed when material.
k.Employee benefits
Short-term employee benefits
Short-term employee benefits are recognized as personnel expenses to the extent the corresponding service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation may be estimated reliably.
Share-based remuneration arrangements, settleable in shares
The fair value at the grant date of share-based compensation agreements granted to employees is recognized as an expense, with a corresponding increase in shareholders’ equity, during the period in which employees unconditionally acquire the right to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which there is an expectation that service and performance conditions will be met, in such a way that the final value recognized as an expense is based on the number of awards actually meeting the conditions of service and performance on the vesting date.
Cash-settled share-based compensation arrangements
The fair value of the amount payable to employees in respect of the cash-settled share appreciation rights is recognized as an expense with a corresponding increase in the liability over the period that the employees become unconditionally entitled to the payment. The liability is remeasured at each balance sheet date and at the settlement date, based on the fair value of the stock appreciation rights. Any changes in the fair value of the liability are recognized in the income statement as personnel expense.
l.Income tax and social contribution
Provisions are calculated considering the tax base in accordance with the relevant legislation and the applicable rates:
Deferred tax assets are recognized and measured based on expectations for realization, considering technical studies and analyses made by management.
The Group performs a study regarding the likelihood of acceptance by the ultimate taxation authority of any uncertain tax positions it adopts based on its evaluation of different factors, including interpretation of the fiscal laws and past experience. No additional provision was recognized for any of the open fiscal periods. Such evaluation is grounded on estimates and assumptions, which may involve judgments of future events. New information can be made available, which would lead the Group to change its judgment regarding the suitability of the existing provision. Any such changes will impact the income tax expenses in the year they are made.
Current taxes
Current tax comprises the expected tax payable or receivable on the taxable profit or loss for the year and any adjustment to tax payable in respect of previous years. It is measured based on tax rates enacted or substantively enacted at the reporting date.
Deferred taxes
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for taxation purposes. The tax benefit of tax loss carryforwards is recognized only when it is probable that future taxable profits shall be generated in sufficient amounts to allow it to be realized. Income tax and social contribution expenses are recognized in the Income Statement, unless related to the valuation of financial instruments at FVOCI when these are recognized in other comprehensive income.
m.Interest
Interest income and expenses are calculated using the effective interest method (see note 4c) for all financial instruments at amortized cost and FVOCI.
The fair value changes of derivative financial instruments qualified for fair value hedges of interest rates are recorded as interest income or expenses in the same line item where the changes in the fair value of the hedged items are recorded.
n.Net result from services and commissions
The Group recognize revenue using a five step model as follows:
•Step 1 - Identify the contract(s) with the customer
•Step 2 - Identify the performance obligations in each contract
•Step 3 - Determine the transaction price in accordance with the contractual terms. If a contract includes variable consideration, the Group estimates the amount of consideration that it will be entitled to in exchange for transferring the promised goods or services to the customer, applying the constraint.
•Step 4 - Allocate the transaction price to the performance obligations in the contract based on their stand-alone selling price. The stand-alone selling price of the service is the price at which the Group would sell a service separately to a customer on a segregated basis. The best evidence of a stand-alone selling price is the observable price of a service when the Group sells that service separately under similar circumstances and to similar customers. If the service is not sold to a customer separately, the stand-alone selling price is estimated using an appropriate method. When estimating a stand-alone selling price, all information (including market conditions) that is available is considered and the use of observable data is maximized.
•Step 5 - Recognize revenue when (or as) the entity satisfies a performance obligation (i.e. the service is effectively rendered).
The significant revenues of the Group are:
•Interchange fees are commission income from card transactions carried out by customers with cards issued by the Group. The performance obligation is satisfied when the transaction is made. The transaction price is pre-defined percentage of the total payment made using the card.
•Asset management activities (management of third party resources) generate management and performance fees. Management fees are recognized as the service is performed in each year. The performance fees are variable and are recognized at the end of each performance period when it is highly probable that a significant reversal will not subsequently occur.
•Income from bank fees is primarily related to account opening fees and fees charged for interbank transfers made by Inter account holders, and are recognized when the services are provided. The transaction price is the contractual amount.
•Commission and intermediation revenues relate to the intermediation of the sale of products and services. Revenues are recognized when the service of intermediation is performed at which point the performance obligation is satisfied. The transaction price is the contractual amount which, generally, is a percentage of the sale value.
•Income from credit operations refer to income from loans and financing in operations carried out at pre- and post-fixed rates. The transaction price is the contract value.
o.Equity
Share capital
The class A and class B shares are classified in equity. Additional costs directly attributable to the issuance of new shares or options are included in equity as a deduction of the amount raised, net of taxes.
Earnings per share
Basic earnings per share is calculated by dividing the net earnings attributable to shareholders of the Company by the weighted average number of shares outstanding during the year, which excludes the average number of shares held in treasury.
Diluted earnings is calculated by dividing the net earnings attributable to shareholders of the Company by the weighted average number of shares outstanding during the year, excluding the average number of shares held in treasury and adjusted for the effects of all potentially dilutive ordinary shares.
p.Lease
The Group does not have significant leases as a lessor.
At the inception of a contract, the Group evaluates whether a contract is or contains a lease. A contract is or contains a lease, if the contract transfers the right to control the use of an identified asset for a given period of time in return for compensation.
As lessee
At the beginning or upon amendment of a contract containing a lease component, the Group allocates the compensation in the contract to each lease and non-lease component based on its stand-alone price. However, for property leases, the Group opted not to separate the non-lease components and book the lease and non-lease components as a single lease component.
The Group recognizes a right-of-use asset and lease liability on the lease start date. The right-of-use asset is measured initially at cost, which is equal to the value of the initial measurement of the lease liability, adjusted by any lease payments made prior to the start date, plus any initial direct costs incurred by the lessee and estimate of costs to be incurred by the lessee to dismantle, remove or restore the asset, minus any lease incentives received.
The right-of-use asset is subsequently depreciated by the straight line method from the start date to the end date of the lease term, unless the lease transfers the ownership of the underlying asset to the Group at the end of the lease term, or if the lease includes purchase options which the Group is reasonably certain to exercise. In these cases, the right-of-use asset is depreciated over the useful life of the asset. Furthermore, the right-of-use asset is periodically assessed for impairment, if any, and adjusted for certain re-measurements of the lease liability.
The lease liability is initially measured at present value of the outstanding lease payments discounted by the implicit interest rate of the lease or, if this rate cannot be determined, by the incremental borrowing rate of Inter.
Inter determines its incremental borrowing rate from interest rates on funding received from third parties adjusted to reflect the contract terms and the type of asset leased.
The lease payments included in the lease liability measurement comprise the following:
•fixed payments;
•variable lease payments, which depend on an index or rate, initially measured using the index or the rate on the start date;
•amounts expected to be paid by the Inter, according to the residual value guarantees;
•the price to exercise the purchase option, if the Inter is reasonably certain to exercise such option; and
•payments of fines for lease termination, if the lease term reflects the exercise of the option of the Inter to terminate the lease.
•The lease liability is measured at amortized cost, using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the of Inter estimate of the amount expected to be payable under a residual value guarantee, if the Inter changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Inter presents right-of-use assets as ‘Property and equipment” and lease liabilities in “Other liabilities” in the balance sheet.
Lease of low-value assets and short term leases
The Inter opted not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Inter recognizes lease payments associated with these leases as an expense on a straight-line basis over the lease term.